Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-31-17	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		4/18/2017
2	Payment Date		4/20/2017
3	Collection Period	3/1/2017	3/31/2017	31
4	Monthly Interest Period - Actual	3/20/2017	4/19/2017	31
5	Monthly Interest - Scheduled			30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	447,000,000.00	—	—	—	—	—
9	Class A-3 Notes	428,000,000.00	223,815,784.14	—	62,589,962.50	161,225,821.64	0.3766958
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$332,815,784.14	$—	$62,589,962.50	$270,225,821.64

12	Overcollateralization	260,919,447.67	269,469,813.01			269,469,813.01

13	Total Securitization Value	$1,710,919,447.67	$602,285,597.15			$539,695,634.65

14	NPV Lease Payments Receivable	738,790,911.57	79,397,086.61			64,451,693.21
15	NPV Base Residual	972,128,536.10	522,888,510.54			475,243,941.44

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	—	—	—	—
18	Class A-2-B Notes	1.29833%	0.97833%	—	—	—	—
19	Class A-3 Notes	1.25000%	N/A	233,141.44	0.5447230	62,823,103.94	146.7829531
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			362,124.77		62,952,087.27

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						13,809,117.51
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations (1)						47,021,847.71
24	Sales Proceeds via Customer - Scheduled Terminations						24,504,365.39
25	Security Deposits for Terminated Accounts						38,225.00
26	Excess Wear and Tear Received						207,632.52
27	Excess Mileage Charges Received						205,428.45
28	Other Recoveries Received						494,116.10

29	Subtotal: Total Collections						86,280,732.68

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						29,938.20

33	Total Available Funds, prior to Servicer Advances						86,310,670.88

34	Total Available Funds						86,310,670.88

35	Reserve Account Draw

36	Available for Distribution						86,310,670.88

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 82)						—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods						—
40	Servicing Fee Due in Current Period						501,904.66
41	Servicing Fee Shortfall						—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods						—
44	Administration Fee Due in Current Period						5,000.00
45	Administration Fee Shortfall						—
46	Interest Paid to Noteholders						362,124.77
47	First Priority Principal Distribution Amount						—
48	Amount Paid to Reserve Account to Reach Specified Balance						—
49	Subtotal: Remaining Available Funds					85,441,641.45
50	Regular Principal Distribution Amount					62,589,962.50
51	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						62,589,962.50
52	Other Amounts paid to Trustees						—

53	Remaining Available Funds						22,851,678.95

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-31-17	PAGE 2

E.	CALCULATIONS
54	Calculation of First Priority Principal Distribution Amount:
55	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		332,815,784.14
56	Less: Aggregate Securitization Value (End of Collection Period)		(539,695,634.65)

57	First Priority Principal Distribution Amount (not less than zero)		—

58	Calculation of Regular Principal Distribution Amount:
59	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		332,815,784.14
60	Less: First Priority Principal Distribution Amount		—
61	Less: Targeted Note Balance		(270,225,821.64)

62	Regular Principal Distribution Amount		62,589,962.50

63	Calculation of Targeted Note Balance:
64	Aggregate Securitization Value (End of Collection Period)		539,695,634.65
65	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(269,469,813.01)

66	Targeted Note Balance		270,225,821.64

67	Calculation of Servicer Advance:
68	Available Funds, prior to Servicer Advances (Item 33)		86,310,670.88
69	Less: Payment Date Advance Reimbursement (Item 82)		—
70	Less: Servicing Fees Paid (Items 39, 40 and 41)		501,904.66
71	Less: Administration Fees Paid (Items 44, 45 and 46)		5,000.00
72	Less: Interest Paid to Noteholders (Item 47)		362,124.77
73	Less: 1st Priority Principal Distribution (Item 58)		—

74	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		85,441,641.45
75	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

76	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)		—

77	Total Available Funds after Servicer Advance (Item 75 plus Servicer Advance)		85,441,641.45

78	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)		—

79	Reconciliation of Servicer Advance:
80	Beginning Balance of Servicer Advance		—
81	Payment Date Advance Reimbursement		—
82	Additional Payment Advances for current period		—

83	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
84	Reserve Account Balances:
85	Targeted Reserve Account Balance		80,554,597.24
86	Initial Reserve Account Balance		8,554,597.24

87	Beginning Reserve Account Balance		8,554,597.24
88	Plus: Net Investment Income for the Collection Period		33,776.01

89	Subtotal: Reserve Fund Available for Distribution		8,588,373.25
90	Plus: Remaining Excess Available Reserve Funds to reach Specified Balance (1)		61,492,267.26
91	Less: Reserve Account Draw Amount (Item 35)		—

92	Subtotal Reserve Account Balance		70,080,640.51
93	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		—

94	Equals: Ending Reserve Account Balance		70,080,640.51

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	1,519	28,217,131.82
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(24,682,873.27)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(2,508,920.75)
99	Less: Excess Wear and Tear Received		(207,632.52)
100	Less: Excess Mileage Received		(205,428.45)

101	Current Period Net Residual Losses/(Gains)	1,519	612,276.83

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	14,986	45,448,295.15
104	Current Period Net Residual Losses (Item 101)	1,519	612,276.83

105	Ending Cumulative Net Residual Losses	16,505	46,060,571.98

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		2.69%

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-31-17	PAGE 3

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,710,919,448	539,695,635
109	Aggregate Base Residual Value			1,148,071,534	492,114,807
110	Number of Current Contracts			69,355	29,079
111	Weighted Average Lease Rate			2.64%	2.64%
112	Average Remaining Term			28.6	5.3
113	Average Original Term			39.2	39.5
114	Proportion of Base Prepayment Assumption Realized				145.91%
115	Actual Monthly Prepayment Speed				2.10%
116	Turn-in Ratio on Scheduled Terminations				93.15%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		31,990	681,550,178	602,285,597.15
118	Depreciation/Payments			(10,297,406)	(9,109,912)
119	Gross Credit Losses		(43)	(805,047)	(751,974)
120	Early Terminations - Regular		(1,349)	(27,835,554)	(24,510,945)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Purchased by Customer	1,894,164	(104)	(1,899,266)	(1,746,565)
123	Scheduled Terminations - Sold at Auction	4,245,210	(457)	(9,300,323)	(8,423,936)
124	Scheduled Terminations - Purchased by Dealer	18,391,342	(958)	(19,724,773)	(18,046,632)

125	Pool Balance - End of Period		29,079	611,687,810	539,695,634.65

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		28,667	532,789,220	98.72%
128	31 - 90 Days Delinquent		345	5,754,655	1.07%
129	91+ Days Delinquent		67	1,151,759	0.21%

130	Total		29,079	539,695,635	100.00%

				Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units			43	751,974
133	Aggregate Liquidation Proceeds on charged-off units				(168,729)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
136	Recoveries on charged-off units				(494,116)

137	Current Period Aggregate Net Credit Losses/(Gains)			43	89,129

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses			760	6,221,168
140	Current Period Net Credit Losses (Item 136)			43	89,129

141	Ending Cumulative Net Credit Losses			803	6,310,297

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.37%

					Units
143	Aging of Scheduled Maturies Not Sold
144	0 - 60 Days since Contract Maturity				1,496
145	61 - 120 Days since Contract Maturity				502
146	121+ Days since Contract Maturity				3,730

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-31-17	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
5/20/2017	68,949,754
6/20/2017	54,910,098
7/20/2017	65,362,355
8/20/2017	54,792,885
9/20/2017	51,653,269
10/20/2017	49,465,980
11/20/2017	47,823,701
12/20/2017	42,535,765
1/20/2018	21,253,770
2/20/2018	16,385,740
3/20/2018	15,197,510
4/20/2018	12,656,210
5/20/2018	10,765,857
6/20/2018	8,363,108
7/20/2018	4,139,493
8/20/2018	3,125,959
9/20/2018	2,529,804
10/20/2018	3,771,338
11/20/2018	3,839,904
12/20/2018	2,126,065
1/20/2019	47,068
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—
8/20/2021	—
9/20/2021	—
10/20/2021	—
11/20/2021	—
12/20/2021	—
1/20/2022	—
2/20/2022	—

Total:	539,695,634.65

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

(1)	Sales Proceeds - Early Terminations contains an adjustment for an additional $22.106, million representing unreported collections from previously sold early terminated vehicles. This does not affect prior or current payments to investors.